Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Contingency [Line Items]
Statutory federal income tax rate (in percent)	21.00%
Revelyst Business
Income Tax Contingency [Line Items]
Effective tax rates (in percent)	(58.00%)	7.60%	8.50%	8.00%	23.50%
Statutory federal income tax rate (in percent)			21.00%	21.00%	21.00%
Income taxes paid, net of refunds	$ (509)	$ 248	$ 1,084	$ 647
Unrecognized tax benefit including interest and penalties	$ 9,508		$ 9,039	$ 13,120